Related Parties and Others	12 Months Ended
Dec. 31, 2025
Textblock 1 [Abstract]
Related Parties and Others
28.
Related Parties and Others
(a)
Related parties

Details of related parties as of December 31, 2025 are as follows:

Classification	Description
Associates (*)	Paju Electric Glass Co., Ltd. and others
Entity that has significant influence over the Parent Company	LG Electronics Inc.
Subsidiaries of the entity that has significant influence over the Parent Company	Subsidiaries of LG Electronics Inc.

(*) Details of associates are described in Note 8.

28.
Related Parties and Others, Continued
(b)
Details of major transactions with related parties for the years ended December 31, 2023, 2024 and 2025 are as follows:

		2023
				Purchase and Others
(In millions of won)		Sales and others	Dividend income	Purchase of raw material and others	Others (*1)
Associates
AVATEC Co., Ltd.	~~W~~	—	—	43,662	11,003
Paju Electric Glass Co., Ltd.		—	15,200	176,831	4,341
WooRee E&L Co., Ltd.		—	—	7,853	513
YAS Co., Ltd.		—	—	9,832	23,202
Material Science Co., Ltd.		—	—	—	179
Entity that has significant influence over the Parent Company
LG Electronics Inc.(*2)	~~W~~	231,935	—	22,370	501,094
Subsidiaries of the entity that has significant influence over the Parent Company
LG Electronics India Pvt. Ltd.	~~W~~	47,031	—	—	270
LG Electronics Vietnam Haiphong Co., Ltd.		434,789	—	—	7,090

		2023
				Purchase and others
(In millions of won)		Sales and others	Dividend income	Purchase of raw material and others	Others (*1)
LG Electronics Nanjing New Technology Co., Ltd.	~~W~~	350,207	—	—	451
LG Electronics do Brasil Ltda.		29,249	—	—	316
LG Innotek Co., Ltd.		7,754	—	14,970	100,272
LG Electronics Mlawa Sp. z o.o.		811,880	—	—	1,611
LG Electronics Reynosa S.A. DE C.V.		826,547	—	—	810
LG Electronics Egypt S.A.E		20,225	—	—	66
LG Electronics Japan, Inc.		114	—	—	6,278
LG Electronics RUS, LLC		360	—	—	2,359
LG Electronics U.S.A., Inc.		—	—	—	2,177
P.T. LG Electronics Indonesia		448,528	—	—	2,231
LG Electronics Nanjing Vehicle Components Co.,Ltd.		1,414	—	—	—
LG Technology Ventures LLC		—	—	—	2,596
HI-M Solutek Co., Ltd		—	—	9	7,316
Others		15	—	142	1,502
Total	~~W~~	3,210,048	15,200	275,669	675,677

(*1) Others include the amount of the acquisition of property, plant and equipment.

(*2) Others for LG Electronics Inc. include the amount of the acquisition of property, plant and equipment ~~W~~320,555 million.

28.
Related Parties and Others, Continued

		2024
				Purchase and others
(In millions of won)		Sales and others	Dividend income	Purchase of raw material and others	Others (*1)
Associates
AVATEC Co., Ltd.(*2)	~~W~~	—	200	52,983	2,947
Paju Electric Glass Co., Ltd.		—	—	237,002	8,428
WooRee E&L Co., Ltd.(*2)		—	—	5,045	32
YAS Co., Ltd.(*2)		—	—	5,266	7,578
Material Science Co., Ltd.		—	—	3,579	1,512
Entity that has significant influence over the Parent Company
LG Electronics Inc.(*3)	~~W~~	349,194	—	19,959	354,362
Subsidiaries of the entity that has significant influence over the Parent Company
LG Electronics India Pvt. Ltd.	~~W~~	52,736	—	—	275
LG Electronics Vietnam Haiphong Co., Ltd.		306,727	—	—	5,945

		2024
				Purchase and Others
(In millions of won)		Sales and others	Dividend income	Purchase of raw material and others	Others (*1)
LG Electronics Nanjing New Technology Co., Ltd.	~~W~~	379,241	—	—	629
LG Electronics do Brasil Ltda.		32,165	—	—	248
LG Innotek Co., Ltd.		10,999	—	18,166	72,123
LG Electronics Mlawa Sp. z o.o.		977,531	—	—	1,105
LG Electronics Reynosa S.A. DE C.V.		973,432	—	—	746
LG Electronics Egypt S.A.E		24,454	—	—	32
LG Electronics Japan, Inc.		—	—	—	6,250
LG Electronics RUS, LLC		—	—	—	4,005
LG Electronics U.S.A., Inc.		—	—	—	2,128
P.T. LG Electronics Indonesia		482,099	—	—	1,254
HI-M Solutek Co., Ltd		—	—	—	9,636
LG Technology Ventures LLC		—	—	—	1,319
Others		330	—	462	1,579
Total	~~W~~	3,588,908	200	342,462	482,133

(*1) Others include the amount of the acquisition of property, plant and equipment.

(*2) For the year ended December 31, 2024, the entity was excluded from related parties due to the loss of significant influence, and the transaction amount represents the amount before its exclusion.

(*3) Others for LG Electronics Inc. include the amount of the acquisition of property, plant and equipment ~~W~~184,999 million.

28.
Related Parties and Others, Continued

		2025
				Purchase and others
(In millions of won)		Sales and others	Dividend income	Purchase of raw material and others	Others(*)
Associates
Paju Electric Glass Co., Ltd.	~~W~~	—	1,664	248,746	11,413
Material Science Co., Ltd.		—	—	3,198	1,923
Entity that has significant influence over the Parent Company
LG Electronics Inc.	~~W~~	292,846	—	17,911	258,458
Subsidiaries of the entity that has significant influence over the Parent Company
LG Electronics India Pvt. Ltd.	~~W~~	32,143	—	—	109
LG Electronics Vietnam Haiphong Co., Ltd.		270,949	—	—	1,855
LG Electronics Nanjing New Technology Co., Ltd.		187,906	—	—	317
LG Electronics do Brasil Ltda.		23,608	—	—	88
LG Innotek Co., Ltd.		10,570	—	26,744	79,632
LG Electronics Mlawa Sp. z o.o.		1,132,561	—	—	1,031
LG Electronics Reynosa S.A. DE C.V.		949,347	—	—	933
LG Electronics Egypt S.A.E		12,586	—	—	22
LG Electronics Japan, Inc.		—	—	—	6,270
LG Electronics U.S.A., Inc.		—	—	—	2,590
P.T. LG Electronics Indonesia		477,948	—	—	746
HI-M Solutek Co., Ltd		—	—	—	10,417
LG Technology Ventures LLC		—	—	—	1,372
Others		586	—	202	1,677
Total	~~W~~	3,391,050	1,664	296,801	378,853

(*) Others include the amount of the acquisition of property, plant, and equipment

28.
Related Parties and Others, Continued
(c)
Details of balances of receivables and payables from transactions with related parties as of December 31, 2024 and 2025 are as follows:

		Trade accounts and notes receivable and others		Trade accounts and notes payable and others
(In millions of won)		December 31, 2024	December 31, 2025	December 31, 2024	December 31, 2025
Associates
Paju Electric Glass Co., Ltd.	~~W~~	—	—	64,140	62,277
Material Science Co., Ltd.		—	—	261	385
Entity that has significant influence over the Parent Company
LG Electronics Inc.(*1)	~~W~~	179,710	95,844	1,071,592	88,184
Subsidiaries of the entity that has significant influence over the Parent Company
LG Electronics Vietnam Haiphong Co., Ltd.	~~W~~	72,521	41,403	921	12
LG Electronics Nanjing New Technology Co., Ltd.		61,922	19,036	15	9
LG Innotek Co., Ltd.(*2)		1,803	2,102	207,258	173,625
LG Electronics Mlawa Sp. z o.o.		149,789	101,105	131	11
LG Electronics Reynosa S.A. DE C.V.		55,500	87,555	—	—
P.T. LG Electronics Indonesia		63,719	23,766	53	36
LG Innotek USA, Inc.		19	2,688	—	—
Others		20,620	4,937	6,397	3,966
Total	~~W~~	605,603	378,436	1,350,768	328,505

(*1) Trade accounts and notes payable and others for LG Electronics Inc. as of December 31, 2024 includes borrowings of ~~W~~1,000,000 million(see Note 12.(c)). The borrowings relate to a long-term loan agreement with LG Electronics Inc. in an aggregate amount of ~~W~~1,000,000 million at an interest rate of 6.06% per annum, which was fully repaid on June 5, 2025, with no outstanding balance as of December 31, 2025.

(*2) Trade accounts and notes payable and others for LG Innotek Co., Ltd. includes deposits received from lease agreement of ~~W~~180,000 million as of December 31, 2024 and ~~W~~139,500 million as of December 31, 2025.

(d)
Details of significant financial transactions with related parties and others for the years ended December 31, 2024 and 2025, are as follows:

	2024
(In millions of won)	Company Name		Capital increase	Collection of loans
Associates	WooRee E&L Co., Ltd.(*)	~~W~~	—	256
Entity that has significant influence over the Parent Company	LG Electronics Inc.	~~W~~	436,031	—

(*) For the year ended December 31, 2024, the entity was excluded from related parties due to the loss of significant influence, and the transaction amount represents the amount before its exclusion.

	2025
(In millions of won)	Company Name		Repayment of borrowings
Entity that has significant influence over the Parent Company	LG Electronics Inc.	~~W~~	1,000,000

28.
Related Parties and Others, Continued
(e)
Key management personnel compensation

Details of compensation costs of key management for the years ended December 31, 2023, 2024 and 2025 are as follows:

(In millions of won)		2023	2024	2025
Short-term benefits	~~W~~	2,291	2,397	2,446
Post-employment benefit		355	604	586
Total	~~W~~	2,646	3,001	3,032

Key management refers to the registered directors who have significant control and responsibilities over the Parent Company’s operations and business.

(f)
At the end of the reporting period, the Group did not set an allowance for doubtful accounts on the balance of receivables for related parties.